Related Party Agreements and Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Revenue from Related Parties
Revenue received from related parties related to service and product sales were as follows:

(In millions)	2016	2015	2014
Service revenue
MPC	$936	$701	$662
Rental income
MPC	$235	$146	$15
Product sales (1)
MPC	$11	$1	$—

Summary of Fees Received for Operating Pipelines for Related Parties Included in Other Income - Related Parties
The revenue received from related parties included in Other income - related parties on the Consolidated Statements of Income was as follows:

(In millions)	2016	2015	2014
MPC	$45	$55	$39
MarkWest Utica EMG	16	—	—
Centennial	1	1	1
Ohio Gathering	15	2	—
Ohio Condensate	4	—	—
Other	5	—	—
Total	$86	$58	$40

Schedule of Entity Wide Information Allocated Related Party Omnibus Agreement Costs by Income Stmt Line
MPC provides executive management services and certain general and administrative services to the Partnership under the terms of the omnibus agreement. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. These expenses also include similar charges incurred by HSM for the time period prior to the acquisition and therefore not covered by the omnibus agreement. Charges for services included in Purchases from related parties primarily relate to services that support the Partnership’s operations and maintenance activities, as well as compensation expenses. Charges for services included in General and administrative expenses primarily relate to services that support the Partnership’s executive management, accounting and human resources activities. These charges were as follows:

(In millions)	2016	2015	2014
Purchases from related parties	$39	$32	$30
General and administrative expenses	45	53	46
Total	$84	$85	$76

Summary of Related Party Costs Added to Property, Plant and Equipment
Also under terms of the omnibus agreement, some service costs related to engineering services are associated with assets under construction. These costs added to Property, plant and equipment were as follows:

(In millions)	2016	2015	2014
MPC	$47	$16	$8

Summary of Allocated Related Party Employee Benefit Costs by Income Statement Line Item	Employee services expenses from related parties were as follows:

(In millions)	2016	2015	2014
Purchases - related parties	$349	$140	$123
General and administrative expenses	100	22	24
Total	$449	$162	$147

Receivables from Related Parties
Receivables from related parties which include reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units were as follows:

	December 31,
(In millions)	2016	2015
MPC	$242	$229
MarkWest Utica EMG	2	4
Ohio Gathering	2	5
Other	1	3
Total	$247	$241

Schedule of Long Term Receivables with Related Parties
Long-term receivables with related parties, including straight-line rental income for both periods presented, as well as reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units for the period ended December 31, 2015, were as follows:

	December 31,
(In millions)	2016	2015
MPC	$11	$25

Payables to Related Parties	Payables to related parties were as follows:

	December 31,
(In millions)	2016	2015
MPC	$63	$35
MarkWest Utica EMG	24	21
Total	$87	$56

Schedule Of Related Party Deferred Revenue Table
The Deferred revenue-related parties balance associated with the minimum volume deficiencies and project reimbursements were as follows:

	December 31,
(In millions)	2016	2015
Minimum volume deficiencies - MPC	$48	$36
Project reimbursements - MPC	9	5
Total	$57	$41